Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 249,000
Previously Paid Amount	0.00
Total Fee Amount	34.39
Total Offset Amount	0.00
Net Fee	34.39
Narrative - Max Aggregate Offering Price	$ 249,000
Final Prospectus	true